Financial Instruments - Summary of Foreign Currency Exposure (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Jun. 15, 2023
Foreign Currency Exposure [Line Items]
Cash and cash equivalents	$ 151,985	$ 72,950	$ 43,470	$ 27,666
Trade payables	(18,086)	(5,670)
Currency Risk
Foreign Currency Exposure [Line Items]
Trade receivables	1,465	1,377
Cash and cash equivalents	7,047	5,709
Trade payables	(1,569)	(725)
Net exposure	$ 6,943	$ 6,361